Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of August 18, 2010 (the “Servicing Agreement”), between ENTERGY ARKANSAS, INC., as servicer and ENTERGY ARKANSAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the May 1, 2012 Payment Date (the “Current Payment Date”), as follows:

 Capitalized terms used herein have their respective meanings as set forth in the Indenture.  References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of SRC Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

i.	Tranche A	$5,980,344.71

b)	Interest

i.	Tranche A	$1,308,611.84

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A
$113,792,334.04
b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A
$107,811,989.33
c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

i.	Tranche A
$0.00
3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))
ii.	Servicing Fee:	Entergy Arkansas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAI - General Fund Account Number: 0812276557	$72,500.00
iii.	Administration Fee:	Entergy Arkansas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAI - General Fund Account Number: 0812276557	$50,000.00
iv.	Other Operating Expenses: Independent Manager’s Fees	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust Company ABA Number: 031100092 For credit to account of Wilmington Trust SP Services Account Number: 2460-3504 Attn: Thomas Strauss, Re: Entergy Arkansas Restoration Funding, LLC	$5,000.00	*
v.	Total:		$127,500.00

b)	Other Payments

                      i.        Operating Expenses (payable pursuant to Section 8.02(e)(4)):
Deloitte & Touche LLP	Deloitte & Touche LLP Wire Instructions: Deloitte & Touche LLP Bank Name: CitiBank ABA Number: 031100209 Account Name: Deloitte & Touche LLP Account Number: 3874-0688
Stradley & Ronon	Stradley & Ronon Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 Invoices # 10261867, 10227900, 10233378, 10239169, 10241678	$5,000.00	*
Williams & Anderson PLC	Williams & Anderson PLC Wire Instructions: Metropolitan National Bank ABA Number: 082001247 Account Number: 0147257 Invoice #: N/A	$2,500.00
Sidley Austin LLP	Sidley Austin LLP JPMorgan Chase Bank, NA Chicago, IL ABA Routing # 071000013 Account Name: Sidley Austin LLP Account # 5519624 SWIFT code: CHASUS33XXX For invoice number:31001854
Richards Layton & Finger	Richards Layton & Finger M&T Bank Rodney Square North Wilmington, Delaware 19890 Name on the Account: Richards Layton & Finger Routing/ABA #: 022000046 Account #: 2264-1174 invoice No.: 9-14046	$1,690.46
Deloitte & Touche LLP	Deloitte & Touche LLP Wire Instructions: Deloitte & Touche LLP Bank Name: CitiBank ABA Number: 031100209 Account Name: Deloitte & Touche LLP Account Number: 3874-0688
Stradley & Ronon	Stradley & Ronon Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 Invoices # 10261867, 10227900, 10233378, 10239169, 10241678	$5,000.00	*
Williams & Anderson PLC	Williams & Anderson PLC Wire Instructions: Metropolitan National Bank ABA Number: 082001247 Account Number: 0147257 Invoice #: N/A	$2,500.00
Sidley Austin LLP	Sidley Austin LLP JPMorgan Chase Bank, NA Chicago, IL ABA Routing # 071000013 Account Name: Sidley Austin LLP Account # 5519624 SWIFT code: CHASUS33XXX For invoice number:31001854
Richards Layton & Finger	Richards Layton & Finger M&T Bank Rodney Square North Wilmington, Delaware 19890 Name on the Account: Richards Layton & Finger Routing/ABA #: 022000046 Account #: 2264-1174 invoice No.: 9-14046	$1,690.46

                   ii.                    Funding of Capital Subaccount (to required amount):
iii.	Interest Earnings on Capital Subaccount to Entergy Arkansas Restoration Funding as of 4/23/2012**: Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAI - General Fund Account Number: 0812276557	$178.83
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):
v.	Deposits to Excess Funds Subaccount***:	$198,709.05
vi.	Total:	$335,578.34

*This amount is an estimate.  The final amount is to be determined upon receiving the invoice.  Entergy Arkansas, Inc. is not instructing the trustee to pay these amounts at this time, since the amounts are estimates. The estimates are being included on the certificate, since there is an expectation that the invoices will be received and need to be paid before the next scheduled payment date.

                **Interest is posted monthly on the second business day of the following month.

***This amount assumes that estimated remittances of $0.00 covering the period of April 24, 2012 – April 30, 2012 will be deposited into the General Subaccount.  The amount that is deposited to the Excess Funds Subaccount may be less/more if remittances to the General Subaccount are lower/higher than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount

i.	Total: $620,600.00

b)	Excess Funds Subaccount

i.	Total: $1,307,425.42

       IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25 day of April, 2012

ENTERGY ARKANSAS, INC., as Servicer By: /s/ Frank Williford Name: Frank Williford Title: Director, Financings and Asst. Treasurer